Staff Cost - Summary of Warrant Compensation Cost (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 9,709	€ 7,321	€ 1,713
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	9,709	7,321	1,713
Research and development cost [member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	4,775	3,722	718
General and administrative expense [member] | Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total warrant compensation costs	€ 4,934	€ 3,599	€ 995